Exhibit 99.1

HMH Trust 2017-NSS Commercial Mortgage Pass-Through Certificates, Series 2017-NSS Report To: HMH Secured Depositor, LLC Merrill Lynch, Pierce, Fenner & Smith Incorporated 1 June 2017

Report of Independent Accountants on Applying Agreed-Upon Procedures

HMH Secured Depositor, LLC
841 Bishop Street, Suite 1700
Honolulu, Hawaii 96813

Merrill Lynch, Pierce, Fenner & Smith Incorporated
One Bryant Park
New York, New York 10036

Re:	HMH Trust 2017-NSS Commercial Mortgage Pass‑Through Certificates, Series 2017-NSS (the "Certificates")

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the "Specified Parties"), solely to assist HMH Secured Depositor, LLC (the "Depositor") in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the "Data Files") that are described in Attachment A,
b.	Copies of various source documents (the "Source Documents"), which are listed on Exhibit 1 to Attachment A,
c.
A list of characteristics on the Data Files (the "Compared Characteristics"), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,

d.
A list of characteristics on the Data Files (the "Recalculated Characteristics"), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the "Provided Characteristics"), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the HMH Trust 2017-NSS securitization transaction (the "Draft Preliminary Offering Circular") and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a "rating agency") or
b.	Making any findings with respect to:
	i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
	ii.	The value of the collateral securing the Mortgage Loan,
	iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 June 2017

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in HMH Trust 2017-NSS (the "Issuing Entity") that will be established by the Depositor,
b.
The Issuing Entity's assets will consist primarily of a five year interest-only mortgage loan with fixed rate components (the "Mortgage Loan"), issued by 22 single-purpose entities, each a Delaware limited liability company (collectively, the "Borrower"),

c.
The Mortgage Loan is secured by, among other things, a first lien mortgage on the Borrower's fee simple and leasehold interests, as applicable, in 22 hospitality properties (each, a "Property" and, collectively, the "Properties") and

d.	The Mortgage Loan has a related floating rate mezzanine loan (the "Mezzanine Loan") that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the "Total Debt associated with the Mortgage Loan" (or with respect to each Property, is hereinafter referred to as the "Total Debt associated with each Property").

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.
An electronic data file (the "Preliminary Data File") that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 28 June 2017 (the "Reference Date") and

	b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.
As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the "Updated Data File."

Attachment A Page 2 of 7

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.
An electronic data file (the "Final Data File," which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and

	b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:
	a.	Final Data File and
	b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.
Using the "First Payment Date" of the Mortgage Loan, as shown on the Final Data File, we recalculated the "Seasoning" of the Mortgage Loan as of the Reference Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
	a.	First Payment Date and
	b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the "Original Term" of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
	a.	Original Term and
	b.	Seasoning

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the "Remaining Term to Maturity" of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

7.
For the Mortgage Loan and Mezzanine Loan, the draft mortgage loan agreement and draft mezzanine loan agreement Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms.  Based on this information, the Depositor instructed us to:

	a.	Use the "Original Term" of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the "IO Period"),
	b.	Use "0" for the original amortization term of the Mortgage Loan (the "Original Amortization"),
	c.	Use "0" for the remaining amortization term of the Mortgage Loan (the "Remaining Amortization Term"),
	d.	Use the "Whole Loan Original Balance" of the Mortgage Loan and each Property, as shown on the Final Data File, as:
		i.	The principal balance of the Mortgage Loan and each Property as of the Reference Date (the "Whole Loan Cut-off Balance") and
		ii.	The principal balance of the Mortgage Loan and each Property as of the "Maturity Date" of the Mortgage Loan (the "Whole Loan Maturity Balance") and
	e.	Use the "Mezzanine Debt Original Balance" of the Mezzanine Loan and each Property, as shown on the Final Data File, as:
		i.	The principal balance of the Mezzanine Loan and each Property as of the Reference Date (the "Mezzanine Debt Cut-off Balance") and
ii.
The principal balance of the Mezzanine Loan and each Property as of the maturity date of the Mezzanine Loan, as shown in the draft mezzanine loan agreement Source Document (the "Mezzanine Debt Maturity Balance").

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
	a.	Whole Loan Original Balance,
	b.	Mezzanine Debt Original Balance,
	c.	Whole Loan Cut-off Balance,
	d.	Mezzanine Debt Cut-off Balance,
	e.	Whole Loan Maturity Balance and
	f.	Mezzanine Debt Maturity Balance
of the Mortgage Loan, Mezzanine Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:
		i.	Total Debt Original Balance,
		ii.	Total Debt Cut-off Balance and
		iii.	Total Debt Maturity Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

9.	Using the:
	a.	Whole Loan Original Balance,
	b.	Whole Loan Interest Rate,
	c.	Mezzanine Debt Original Balance and
	d.	Mezz Loan Interest Rate (Margin + LIBOR Cap)

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the "Total Debt Interest Rate" of the Total Debt associated with the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
	a.	Whole Loan Original Balance,
	b.	Whole Loan Interest Rate,
	c.	Accrual Basis,
	d.	Mezzanine Debt Original Balance,
	e.	Mezz Loan Interest Rate (Margin + LIBOR Cap) and
	f.	Mezz Loan Accrual Basis

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 10., we recalculated the:

		i.	Whole Loan Monthly Debt Service,
		ii.	Whole Loan Annual Debt Service,
		iii.	Mezz Debt Monthly Debt Service and
		iv.	Mezz Debt Annual Debt Service
of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the "Whole Loan Monthly Debt Service" of the Mortgage Loan as 1/12th of the product of the:
	a.	Whole Loan Original Balance and
	b.	Whole Loan Interest Rate
characteristics, both as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the "Whole Loan Annual Debt Service" of the Mortgage Loan as the product of the:
	a.	Whole Loan Original Balance and
	b.	Whole Loan Interest Rate
characteristics, both as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the "Mezz Debt Monthly Debt Service" of the Mezzanine Loan as 1/12th of the product of:
	a.	The "Mezzanine Debt Original Balance," as shown on the Final Data File,
	b.	The "Mezz Loan Interest Rate (Margin + LIBOR Cap)," as shown on the Final Data File, and
	c.	365/360.

Attachment A Page 5 of 7

10.	(continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the "Mezz Debt Annual Debt Service" of the Mezzanine Loan as the product of:
	a.	The "Mezzanine Debt Original Balance," as shown on the Final Data File,
	b.	The "Mezz Loan Interest Rate (Margin + LIBOR Cap)," as shown on the Final Data File, and
	c.	365/360.

11.	Using the:
	a.	Whole Loan Monthly Debt Service,
	b.	Whole Loan Annual Debt Service,
	c.	Mezz Debt Monthly Debt Service and
	d.	Mezz Debt Annual Debt Service
of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:
		i.	Total Debt Monthly Debt Service and
		ii.	Total Debt Annual Debt Service
of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
	a.	Whole Loan Annual Debt Service,
	b.	Total Debt Annual Debt Service
	c.	Whole Loan Maturity Balance,
	d.	Total Debt Maturity Balance,
	e.	Whole Loan Cut-off Balance,
	f.	Total Debt Cut-off Balance,
	g.	Underwritten NOI ($),
	h.	Underwritten Net Cash Flow ($) and
	i.	Portfolio Appraised Value ($)

of the Mortgage Loan, Properties and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

		i.	Whole Loan UW NCF DSCR,
		ii.	Total Debt UW NCF DSCR,
		iii.	Whole Loan Cut-off Date LTV,
		iv.	Total Debt Cut-off Date LTV,
		v.	Whole Loan Maturity Date LTV,
		vi.	Total Debt Maturity Date LTV,
		vii.	Whole Loan UW NOI DY,
		viii.	Total Debt UW NOI DY,
		ix.	Whole Loan UW NCF DY and
		x.	Total Debt UW NCF DY

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 7

12.	(continued)

For the purpose of this procedure, the Depositor instructed us to:
	a.	Round the "Whole Loan UW NCF DSCR" and "Total Debt UW NCF DSCR" to two decimal places,
b.
Round the "Whole Loan Cut-off Date LTV," "Total Debt Cut-off Date LTV," "Whole Loan Maturity Date LTV," "Total Debt Maturity Date LTV," "Whole Loan UW NOI DY," "Total Debt UW NOI DY," "Whole Loan UW NCF DY" and "Total Debt UW NCF DY" to the nearest 1/10th of one percent and

c.
Use the recalculated value for each characteristic listed in items i. through x. above for the Mortgage Loan and Total Debt associated with the Mortgage Loan as the value for each of the characteristics listed in items i. through x. for each Property and Total Debt associated with each Property, as applicable.

13.	Using the:
	a.	Whole Loan Cut-off Balance,
	b.	Total Debt Cut-off Balance,
	c.	Appraised Value ($),
	d.	Portfolio Appraised Value ($) and
	e.	Units

of the Mortgage Loan, each Property, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

		i.	Appraised Value ($) / Unit,
		ii.	Portfolio Appraised Value ($) / Unit,
		iii.	Whole Loan Cut-off Date Balance Per Unit and
		iv.	Total Debt Cut-off Date Balance Per Unit

of the Mortgage Loan, each Property, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to use the recalculated value for each characteristic listed in items iii. and iv. above for the Mortgage Loan and Total Debt associated with the Mortgage Loan as the value for each of the characteristics listed in items iii. and iv. for each Property and Total Debt associated with each Property, as applicable.

14.	Using the:
	a.	Master Servicing Fee Rate,
	b.	Primary Servicing Fee Rate,
	c.	Trustee & Paying Agent Fee,
	d.	Operating Advisor Fee,
	e.	CREFC Royalty Fee and
	f.	Subservicer Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the "Admin. Fee" of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 7

15.	Using the:
	a.	Admin. Fee and
	b.	Whole Loan Interest Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the "Net Whole Loan Interest Rate" of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.
Using the "Whole Loan Cut-off Balance" of the Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the "% of Pool" of the Mortgage Loan and each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Draft Mortgage Loan and Mezzanine Loan Source Documents (see Note 1)

Source Document Title	Document Date

Draft Mortgage Loan Agreement	Not Dated

Draft Mezzanine Loan Agreement	Not Dated

Draft Cash Management Agreement	Not Dated

Property Source Documents

Source Document Title	Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	15 May 2017

Engineering Reports	Various

Seismic Reports	10 April 2017

Phase I Environmental Reports	Various

Underwriting Summary	Not Dated

Ground Lease Agreements	Various

Ground Lease Summaries	Various

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Document Date
USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policies	Not Dated

Property Management Agreements	Various

Franchise Agreements	Various

Note:

1.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the Draft Mortgage Loan and Mezzanine Loan Source Documents as fully executed.

Exhibit 2 to Attachment A

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report or Engineering Report
Units	Underwriting Summary
Unit Type	Appraisal Report
Occupancy	Underwriting Summary
Occupancy Date	Underwriting Summary
Ownership Interest (see Note 2)	Pro Forma Title Policy
Ground Lease (Y/N)	Ground Lease Agreement
Ground Lease Expiration	Ground Lease Summary
Annual Ground Lease Payment	Ground Lease Agreement
Ground Lease Extension Options	Ground Lease Agreement

Third Party Information:

Characteristic	Source Document

Appraised Value ($)	Appraisal Report
Portfolio Appraised Value ($) (see Note 3)	Portfolio Appraisal Report
Appraisal Type	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Engineering Report Date	Engineering Report
Seismic Report Date (see Note 4)	Seismic Report
Seismic PML% (see Note 4)	Seismic Report

Hotel Operating Information:

Characteristic	Source Document

2012 Occupancy %	Underwriting Summary
2012 ADR	Underwriting Summary
2012 RevPAR	Underwriting Summary
2013 Occupancy %	Underwriting Summary
2013 ADR	Underwriting Summary
2013 RevPAR	Underwriting Summary

Exhibit 2 to Attachment A

Hotel Operating Information: (continued)

Characteristic	Source Document

2014 Occupancy %	Underwriting Summary
2014 ADR	Underwriting Summary
2014 RevPAR	Underwriting Summary
2015 Occupancy %	Underwriting Summary
2015 ADR	Underwriting Summary
2015 RevPAR	Underwriting Summary
2016 Occupancy %	Underwriting Summary
2016 ADR	Underwriting Summary
2016 RevPAR	Underwriting Summary
Most Recent Date	Underwriting Summary
Most Recent Occupancy % (Hotel Only)	Underwriting Summary
Most Recent ADR	Underwriting Summary
Most Recent RevPAR	Underwriting Summary
UW Occupancy %	Underwriting Summary
UW ADR	Underwriting Summary
UW RevPAR	Underwriting Summary

Underwriting Information: (see Note 5)

Characteristic	Source Document

2012 Revenues	Underwriting Summary
2012 Total Expenses	Underwriting Summary
2012 NOI	Underwriting Summary
2012 NCF	Underwriting Summary
2013 Revenues	Underwriting Summary
2013 Total Expenses	Underwriting Summary
2013 NOI	Underwriting Summary
2013 NCF	Underwriting Summary
2014 Revenues	Underwriting Summary
2014 Total Expenses	Underwriting Summary
2014 NOI	Underwriting Summary
2014 NCF	Underwriting Summary
2015 Revenues	Underwriting Summary
2015 Total Expenses	Underwriting Summary
2015 NOI	Underwriting Summary
2015 NCF	Underwriting Summary
2016 Revenues	Underwriting Summary
2016 Total Expenses	Underwriting Summary
2016 NOI	Underwriting Summary
2016 NCF	Underwriting Summary
Most Recent Revenues	Underwriting Summary
Most Recent Total Expenses	Underwriting Summary
Most Recent NOI	Underwriting Summary
Most Recent NCF	Underwriting Summary
As of	Underwriting Summary

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

Underwritten Total Revenue ($)	Underwriting Summary
Underwritten Total Expenses ($)	Underwriting Summary
Underwritten NOI ($)	Underwriting Summary
Underwritten Capital Items ($)	Underwriting Summary
Underwritten Net Cash Flow ($)	Underwriting Summary
Underwritten Economic Occupancy	Underwriting Summary

Reserve and Escrow Information:

Characteristic	Source Document

Monthly Tax Escrow	Draft Mortgage Loan Agreement
Tax Escrow Cap	Draft Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Draft Mortgage Loan Agreement
Insurance Escrow Cap	Draft Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Draft Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Draft Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Draft Mortgage Loan Agreement
Replacement Reserves Escrow Cap	Draft Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Draft Mortgage Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Draft Mortgage Loan Agreement
Initial TI/LC Amount	Draft Mortgage Loan Agreement
Monthly TI/LC Reserve	Draft Mortgage Loan Agreement
TI/LC Reserve Cap	Draft Mortgage Loan Agreement
Terms/Description of Springing TI/LC Reserve (If applicable)	Draft Mortgage Loan Agreement
Other Escrow Description	Draft Mortgage Loan Agreement
Other Escrow Initial Amount	Draft Mortgage Loan Agreement
Other Escrow Monthly Amount	Draft Mortgage Loan Agreement
Other Escrow Monthly Cap	Draft Mortgage Loan Agreement
Terms/Description of Springing Other Escrow (If applicable)	Draft Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Name	Draft Mortgage Loan Agreement
Whole Loan Original Balance	Draft Mortgage Loan Agreement
Accrual Basis	Draft Mortgage Loan Agreement
Mezzanine Debt Original Balance	Draft Mezzanine Loan Agreement
Mezz Loan Interest Rate (Margin + LIBOR Cap) (see Note 6)	Draft Mezzanine Loan Agreement
Mezz Loan Accrual Basis	Draft Mezzanine Loan Agreement
Amortization Type	Draft Mortgage Loan Agreement
Interest Rate Type	Draft Mortgage Loan Agreement
First Payment Date	Draft Mortgage Loan Agreement
Maturity Date	Draft Mortgage Loan Agreement
Payment Day of Month	Draft Mortgage Loan Agreement
Payment Date (Business Day Convention)	Draft Mortgage Loan Agreement
Payment Grace Period Event of Default	Draft Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Draft Mortgage Loan Agreement
Balloon Grace Period Event of Default	Draft Mortgage Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 7)	Draft Mortgage Loan Agreement
Prepayment String	Draft Mortgage Loan Agreement
Lockout Payments	Draft Mortgage Loan Agreement
Def Payments	Draft Mortgage Loan Agreement
YM Payments	Draft Mortgage Loan Agreement
Open Payments	Draft Mortgage Loan Agreement
Lockout End Date (see Note 8)	Draft Mortgage Loan Agreement
Prepay Period End Date (see Note 9)	Draft Mortgage Loan Agreement
Partially Prepayable without Penalty	Draft Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Draft Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Draft Mortgage Loan Agreement
Partial Collateral Release Description	Draft Mortgage Loan Agreement
Substitution Allowed (Y/N)	Draft Mortgage Loan Agreement
Substitution Provision Description	Draft Mortgage Loan Agreement
LockBox (Y/N)	Draft Mortgage Loan Agreement and Draft Cash Management Agreement
Lockbox Type (see Note 10)	Draft Mortgage Loan Agreement and Draft Cash Management Agreement
Cash Management Type (see Note 11)	Draft Mortgage Loan Agreement and Draft Cash Management Agreement
Terms/Description of Springing Lockbox (If applicable)	Draft Mortgage Loan Agreement and Draft Cash Management Agreement
Property Management	Property Management Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
	a.	Street Address,
	b.	City and
	c.	State
characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.
For the purpose of comparing the "Ownership Interest" characteristic for the Properties listed in Table A1, the Depositor instructed us to use the information in the "Provided Value" column listed in Table A1, even though the information in the "Provided Value" column did not agree with the corresponding information in the "Source Document Value" column that was shown in the applicable Source Document.

Table A1:
Property	Source Document Value	Provided Value

Hilton Garden Inn Atlanta North	Fee and Leasehold	Leasehold
Marriott Residence Inn Greenbelt	Fee and Leasehold	Leasehold
Marriott Courtyard Alexandria	Fee and Leasehold	Leasehold
Hilton Homewood Suites Raleigh	Fee and Leasehold	Leasehold
Hilton Hampton Inn & Suites Stuart	Fee and Leasehold	Leasehold
Hilton Hampton Inn & Suites Clermont	Fee and Leasehold	Leasehold
Marriott Courtyard Chicago	Fee and Leasehold	Leasehold
Hilton Hampton Inn Atlanta	Fee and Leasehold	Leasehold
Hilton Homewood Suites Phoenix	Fee and Leasehold	Leasehold
Hilton Hampton Inn & Suites Fort Myers	Fee and Leasehold	Leasehold
Hilton Hampton Inn Raleigh	Fee and Leasehold	Leasehold
Marriott Fairfield Inn & Suites Orlando	Fee and Leasehold	Leasehold
Hilton Hampton Inn Charlotte	Fee and Leasehold	Leasehold
Marriott Fairfield Inn & Suites Naples	Fee and Leasehold	Leasehold
Marriott SpringHill Suites Naples	Fee and Leasehold	Leasehold
Hilton Homewood Suites Houston	Fee and Leasehold	Leasehold
Hilton Garden Inn San Antonio	Fee and Leasehold	Leasehold
Marriott Courtyard Houston	Fee and Leasehold	Leasehold

We performed no procedures to determine the accuracy, completeness or reasonableness of the "Provided Value" information in Table A1 that was provided by the Depositor.

3.
For the purpose of comparing the "Portfolio Appraised Value ($)" characteristic for each Property, the Depositor instructed us to allocate the "Portfolio Appraised Value ($)" of the Properties (in aggregate) that secure the Mortgage Loan, as shown in the portfolio appraisal report Source Document, to each related Property pro-rata using the "Appraised Value ($)" of such Property, as shown on the Preliminary Data File.

4.	The Depositor instructed us to perform procedures on the "Seismic Report Date" and "Seismic PML%" characteristics only for Properties where we received a seismic report Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

5.	For the purpose of comparing the "Underwriting Information" characteristics for each Property, the Depositor instructed us to ignore differences of $1 or less.

6.	For the purpose of comparing the "Mezz Loan Interest Rate (Margin + LIBOR Cap)" characteristic, the Depositor instructed us to use the sum of:
	a.	The margin for the Mezzanine Loan that is shown in the draft mezzanine loan agreement Source Document and
	b.	The strike rate for the Mezzanine Loan that is shown in the draft mezzanine loan agreement Source Document.

7.
The Depositor instructed us to use the "Payment Grace Period Event of Late Fee," as shown on the Preliminary Data File, for the "Balloon Grace Period Event of Late Fee" characteristic, as the draft mortgage loan agreement Source Document did not specify a grace period for the payment due on the "Maturity Date."

8.
For the purpose of comparing the "Lockout End Date" characteristic, the Depositor instructed us to use the day prior to the first "Payment Day of Month" which occurs during the defeasance period for the Mortgage Loan, as shown in the draft mortgage loan agreement Source Document.

9.
For the purpose of comparing the "Prepay Period End Date" characteristic, the Depositor instructed us to use the day prior to the first "Payment Day of Month" which occurs during the open period for the Mortgage Loan, as shown in the draft mortgage loan agreement Source Document.

10.
For the purpose of comparing the "LockBox Type" characteristic, the Depositor instructed us to use "Hard" for the "Lockbox Type" characteristic if the applicable Source Documents require the Borrower to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender.

11.	For the purpose of comparing the "Cash Management Type" characteristic, the Depositor instructed us to use "Springing" for the "Cash Management Type" characteristic if:
a.
Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Documents, revenue in the lockbox account is transferred to an account controlled by the Borrower, and

b.
Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Documents, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
Property No.
Property ID
Seller
Loan or Property
Loan Count
# of Props
Loan/Property Name
Phase II Date
Largest Tenant Largest Tenant Unit Size Largest Tenant % of Total SF
Largest Tenant Lease Expiration
2nd Largest Tenant
2nd Largest Tenant Unit Size
2nd Largest Tenant % of Total SF
2nd Largest Tenant Lease Expiration
3rd Largest Tenant
3rd Largest Tenant Unit Size
3rd Largest Tenant % of Total SF
3rd Largest Tenant Lease Expiration
4th Largest Tenant
4th Largest Tenant Unit Size
4th Largest Tenant % of Total SF
4th Largest Tenant Lease Expiration
5th Largest Tenant
5th Largest Tenant Unit Size
5th Largest Tenant % of Total SF
5th Largest Tenant Lease Expiration

Franchise
Brand
Note Date
Whole Loan Interest Rate
Principal / Loan Sponsor
Initial Tax Escrow
Initial Insurance Escrow
Monthly Insurance Escrow
Loan Purpose
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
Operating Advisor Fee
CREFC Royalty Fee
Subservicer Fee
Cash/Pmt Collection Function

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.